Offsets	Aug. 03, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Registrant or Filer Name	Youlife Group Inc.
Form or Filing Type	F-4
File Number	333-285178
Initial Filing Date	Feb. 25, 2025
Filing Date	Mar. 21, 2025
Fee Offset Claimed	$ 0.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Ordinary Shares issuable on exercise of Warrants
Unsold Securities Associated with Fee Offset Claimed	7,617,500
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 87,601,250.00
Fee Paid with Fee Offset Source	$ 0.00
Offset Note	The Registrant previously registered 7,617,500 Class A Ordinary Shares issuable on the exercise of the Warrants under a registration statement on Form 4 (File No. 333-285178) (the “Prior Registration Statement”). None of these warrants have been exercised and, consequently, none of those Class A Ordinary Shares have been issued or sold under the Prior Registration Statement. The Registrant has completed the offering that included these unissued Class A Ordinary Shares under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Youlife Group Inc.
Form or Filing Type	F-4
File Number	333-285178
Initial Filing Date	Feb. 25, 2025
Filing Date	Mar. 21, 2025
Fee Offset Claimed	$ 13,411.75
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Ordinary Shares issuable on exercise of Warrants
Unsold Securities Associated with Fee Offset Claimed	7,617,500
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 87,601,250.00
Fee Paid with Fee Offset Source	$ 13,411.75
Offset Note	The Registrant previously registered 7,617,500 Class A Ordinary Shares issuable on the exercise of the Warrants under a registration statement on Form 4 (File No. 333-285178) (the “Prior Registration Statement”). None of these warrants have been exercised and, consequently, none of those Class A Ordinary Shares have been issued or sold under the Prior Registration Statement. The Registrant has completed the offering that included these unissued Class A Ordinary Shares under the Prior Registration Statement.